DERIVATIVE FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

We are exposed to market risk in the normal course of our business operations due to our purchases of certain commodities, our ongoing investing and financing activities and our operations that use foreign currencies. The risk of loss can be assessed from the perspective of adverse changes in fair values, cash flows and future earnings. We have established policies and procedures governing our management of market risks and the use of financial instruments to manage exposure to such risks. ASC 815 “Derivatives and Hedging” (ASC 815) requires an entity to recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. We use hedge accounting treatment for substantially all of our business transactions whose risks are covered using derivative instruments. In accordance with ASC 815, we designate commodity forward contracts as cash flow hedges of forecasted purchases of commodities and certain interest rate swaps as fair value hedges of fixed-rate borrowings. We do not enter into any derivative instruments for trading or speculative purposes.

Energy costs, including electricity and natural gas, and certain raw materials used in our production processes are subject to price volatility. Depending on market conditions, we may enter into futures contracts and put and call option contracts in order to reduce the impact of commodity price fluctuations. The majority of our commodity derivatives expire within one year. Those commodity contracts that extend beyond one year correspond with raw material purchases for long-term fixed-price sales contracts.

We enter into forward sales and purchase contracts to manage currency risk resulting from purchase and sale commitments denominated in foreign currencies. At March 31, 2016, we had outstanding forward contracts to buy foreign currency with a notional value of $29.6 million and to sell foreign currency with a notional value of $98.9 million. All of the currency derivatives expire within one year and are for U.S. dollar (USD) equivalents. The counterparties to the forward contracts were large financial institutions; however, the risk of loss to us in the event of nonperformance by a counterparty could be significant to our financial position or results of operations. At December 31, 2015, we had outstanding forward contracts to buy foreign currency with a notional value of $21.7 million and to sell foreign currency with a notional value of $10.1 million. At March 31, 2015, we had no forward contracts to buy or sell foreign currencies.

In March 2010, we entered into interest rate swaps on $125 million of our underlying fixed-rate debt obligations, whereby we agreed to pay variable rates to a counterparty who, in turn, pays us fixed rates. The counterparty to these agreements is Citibank, N.A. (Citibank), a major financial institution. In October 2011, we entered into $125 million of interest rate swaps with equal and opposite terms as the $125 million variable interest rate swaps on the 6.75% senior notes due 2016 (2016 Notes). We have agreed to pay a fixed rate to a counterparty who, in turn, pays us variable rates. The counterparty to these agreements is also Citibank. The result was a gain of $11.0 million on the $125 million variable interest rate swaps, which will be recognized through 2016. As of March 31, 2016, $0.6 million of this gain was included in current installments of long-term debt. In October 2011, we de-designated our $125 million interest rate swaps that had previously been designated as fair value hedges. The $125 million variable interest rate swaps and the $125 million fixed interest rate swaps do not meet the criteria for hedge accounting. All changes in the fair value of these interest rate swaps are recorded currently in earnings.
Cash flow hedges

ASC 815 requires that all derivative instruments be recorded on the balance sheet at their fair value. For derivative instruments that are designated and qualify as a cash flow hedge, the change in fair value of the derivative is recognized as a component of other comprehensive income until the hedged item is recognized in earnings. Gains and losses on the derivatives representing hedge ineffectiveness are recognized currently in earnings.

We had the following notional amount of outstanding commodity forward contracts that were entered into to hedge forecasted purchases:

	March 31, 2016	December 31, 2015	March 31, 2015
	($ in millions)
Copper	$43.1	$43.6	$58.3
Zinc	8.5	8.7	5.6
Lead	9.1	9.3	18.5
Natural gas	0.9	2.0	4.3

As of March 31, 2016, the counterparty to $35.0 million of these commodity forward contracts is Wells Fargo Bank, N.A. (Wells Fargo), a major financial institution, and the counterparty to $26.6 million of these commodity forward contracts is Citibank, a major financial institution.

We use cash flow hedges for certain raw material and energy costs such as copper, zinc, lead, electricity and natural gas to provide a measure of stability in managing our exposure to price fluctuations associated with forecasted purchases of raw materials and energy used in the company’s manufacturing process. At March 31, 2016, we had open positions in futures contracts through 2021. If all open futures contracts had been settled on March 31, 2016, we would have recognized a pretax loss of $6.6 million.

If commodity prices were to remain at March 31, 2016 levels, approximately $2.7 million of deferred losses would be reclassified into earnings during the next twelve months. The actual effect on earnings will be dependent on actual commodity prices when the forecasted transactions occur.

Fair value hedges

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. We include the gain or loss on the hedged items (fixed-rate borrowings) in the same line item, interest expense, as the offsetting loss or gain on the related interest rate swaps. We had no interest rate swaps designated as fair value hedges as of March 31, 2016, December 31, 2015 and March 31, 2015.

In June 2012, we terminated $73.1 million of interest rate swaps with Wells Fargo that had been entered into on the SunBelt Notes in May 2011. The result was a gain of $2.2 million, which will be recognized through 2017. As of March 31, 2016, $0.3 million of this gain was included in long-term debt. Pursuant to a note purchase agreement dated December 22, 1997, the SunBelt Chlor Alkali Partnership (SunBelt) sold $97.5 million of Guaranteed Senior Secured Notes due 2017, Series O, and $97.5 million of Guaranteed Senior Secured Notes due 2017, Series G. We refer to these notes as the SunBelt Notes. The SunBelt Notes bear interest at a rate of 7.23% per annum, payable semi-annually in arrears on each June 22 and December 22.

We use interest rate swaps as a means of managing interest expense and floating interest rate exposure to optimal levels. These interest rate swaps are treated as fair value hedges. The accounting for gains and losses associated with changes in fair value of the derivative and the effect on the condensed financial statements will depend on the hedge designation and whether the hedge is effective in offsetting changes in fair value of cash flows of the asset or liability being hedged.

Financial statement impacts

We present our derivative assets and liabilities in our condensed balance sheets on a net basis whenever we have a legally enforceable master netting agreement with the counterparty to our derivative contracts. We use these agreements to manage and substantially reduce our potential counterparty credit risk.
The following table summarizes the location and fair value of the derivative instruments on our condensed balance sheets. The table disaggregates our net derivative assets and liabilities into gross components on a contract-by-contract basis before giving effect to master netting arrangements:

	Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value
Derivatives Designated as Hedging Instruments	Balance Sheet Location	March 31, 2016	December 31, 2015	March 31, 2015	Balance Sheet Location	March 31, 2016	December 31, 2015	March 31, 2015
		($ in millions)				($ in millions)
Interest rate contracts	Other current assets	$—	$—	$—	Current installments of long-term debt	$0.6	$1.2	$—
Interest rate contracts	Other assets	—	—	—	Long-term debt	0.3	0.4	3.8
Commodity contracts – losses	Other current assets	—	—	—	Accrued liabilities	7.6	11.5	8.1
Commodity contracts – gains	Other current assets	—	—	—	Accrued liabilities	(1.0)	(0.1)	(0.5)
		$—	$—	$—		$7.5	$13.0	$11.4
Derivatives Not Designated as Hedging Instruments
Interest rate contracts – gains	Other current assets	$0.9	$1.2	$—	Accrued liabilities	$—	$—	$—
Interest rate contracts – losses	Other current assets	(0.4)	(0.1)	—	Accrued liabilities	—	—	—
Interest rate contracts – gains	Other assets	—	—	3.9	Other liabilities	—	—	—
Interest rate contracts – losses	Other assets	—	—	(1.0)	Other liabilities	—	—	—
Commodity contracts – losses	Other current assets	—	—	—	Accrued liabilities	0.1	0.2	1.2
Foreign exchange contracts – gains	Other current assets	0.4	0.1	—	Accrued liabilities	(0.3)	—	—
Foreign exchange contracts – losses	Other current assets	(0.4)	—	—	Accrued liabilities	1.8	—	—
		$0.5	$1.2	$2.9		$1.6	$0.2	$1.2
Total derivatives(1)		$0.5	$1.2	$2.9		$9.1	$13.2	$12.6

(1)	Does not include the impact of cash collateral received from or provided to counterparties.

The following table summarizes the effects of derivative instruments on our condensed statements of income:

		Amount of Gain (Loss)
		Three Months Ended March 31,
	Location of Gain (Loss)	2016	2015
Derivatives – Cash Flow Hedges		($ in millions)
Recognized in other comprehensive loss (effective portion)	———	$1.1	$(2.4)

Reclassified from accumulated other comprehensive loss into income (effective portion)	Cost of goods sold	$(3.7)	$(1.9)
Derivatives – Fair Value Hedges
Interest rate contracts	Interest expense	$0.7	$0.7
Derivatives Not Designated as Hedging Instruments
Commodity contracts	Cost of goods sold	$(0.4)	$(1.7)
Foreign exchange contracts	Selling and administration	(3.1)	—
		$(3.5)	$(1.7)

The ineffective portion of changes in fair value resulted in zero charged or credited to earnings for the three months ended March 31, 2016 and 2015.

Credit risk and collateral

By using derivative instruments, we are exposed to credit and market risk. If a counterparty fails to fulfill its performance obligations under a derivative contract, our credit risk will equal the fair value gain in a derivative. Generally, when the fair value of a derivative contract is positive, this indicates that the counterparty owes us, thus creating a repayment risk for us. When the fair value of a derivative contract is negative, we owe the counterparty and, therefore, assume no repayment risk. We minimize the credit (or repayment) risk in derivative instruments by entering into transactions with high-quality counterparties. We monitor our positions and the credit ratings of our counterparties, and we do not anticipate non-performance by the counterparties.

Based on the agreements with our various counterparties, cash collateral is required to be provided when the net fair value of the derivatives, with the counterparty, exceed a specific threshold. If the threshold is exceeded, cash is either provided by the counterparty to us if the value of the derivatives is our asset, or cash is provided by us to the counterparty if the value of the derivatives is our liability. As of March 31, 2016 and March 31, 2015, this threshold was not exceeded. As of December 31, 2015, the amount recognized in accrued liabilities for cash collateral provided by us to counterparties was $5.6 million. In all instances where we are party to a master netting agreement, we offset the receivable or payable recognized upon payment of cash collateral against the fair value amounts recognized for derivative instruments that have also been offset under such master netting agreements.

DERIVATIVE FINANCIAL INSTRUMENTS

We are exposed to market risk in the normal course of our business operations due to our purchases of certain commodities, our ongoing investing and financing activities and our operations that use foreign currencies.  The risk of loss can be assessed from the perspective of adverse changes in fair values, cash flows and future earnings.  We have established policies and procedures governing our management of market risks and the use of financial instruments to manage exposure to such risks.  ASC 815 “Derivatives and Hedging” (ASC 815) required an entity to recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value.  We use hedge accounting treatment for substantially all of our business transactions whose risks are covered using derivative instruments.  In accordance with ASC 815, we designate commodity forward contracts as cash flow hedges of forecasted purchases of commodities and certain interest rate swaps as fair value hedges of fixed-rate borrowings.  We do not enter into any derivative instruments for trading or speculative purposes.

Energy costs, including electricity and natural gas, and certain raw materials used in our production processes are subject to price volatility.  Depending on market conditions, we may enter into futures contracts and put and call option contracts in order to reduce the impact of commodity price fluctuations.  The majority of our commodity derivatives expire within one year.  Those commodity contracts that extend beyond one year correspond with raw material purchases for long-term fixed-price sales contracts.

We enter into forward sales and purchase contracts to manage currency risk resulting from purchase and sale commitments denominated in foreign currencies. At December 31, 2015 we had outstanding forward contracts to buy foreign currency with a notional value of $21.7 million and to sell foreign currency with a notional value of $10.1 million. All of the currency derivatives expire within one year and are for USD equivalents. The counterparties to the forward contracts were large financial institutions; however, the risk of loss to us in the event of nonperformance by a counterparty could be significant to our financial position or results of operations. At December 31, 2014, we had no forward contracts to buy or sell foreign currencies.

In March 2010, we entered into interest rate swaps on $125 million of our underlying fixed-rate debt obligations, whereby we agreed to pay variable rates to a counterparty who, in turn, pays us fixed rates.  The counterparty to these agreements is Citibank.  In October 2011, we entered into $125 million of interest rate swaps with equal and opposite terms as the $125 million variable interest rate swaps on the 2016 Notes.  We have agreed to pay a fixed rate to a counterparty who, in turn, pays us variable rates.  The counterparty to this agreement is also Citibank.  The result was a gain of $11.0 million on the $125 million variable interest rate swaps, which will be recognized through 2016.  As of December 31, 2015, $1.2 million of this gain was included in current installments of long-term debt.  In October 2011, we de-designated our $125 million interest rate swaps that had previously been designated as fair value hedges.  The $125 million variable interest rate swaps and the $125 million fixed interest rate swaps do not meet the criteria for hedge accounting.  All changes in the fair value of these interest rate swaps are recorded currently in earnings.

Cash Flow Hedges

ASC 815 requires that all derivative instruments be recorded on the balance sheet at their fair value.  For derivative instruments that are designated and qualify as a cash flow hedge, the change in fair value of the derivative is recognized as a component of other comprehensive income (loss) until the hedged item is recognized into earnings.  Gains and losses on the derivatives representing hedge ineffectiveness are recognized currently in earnings.

We had the following notional amount of outstanding commodity forward contracts that were entered into to hedge forecasted purchases:

	December 31,
	2015	2014
	($ in millions)
Copper	$43.6	$62.7
Zinc	8.7	6.8
Lead	9.3	14.1
Natural gas	2.0	5.7

As of December 31, 2015, the counterparty to $43.3 million of these commodity forward contracts was Wells Fargo, a major financial institution, and the counterparty to $20.3 million of these commodity forward contracts was Citibank, a major financial institution.

We use cash flow hedges for certain raw material and energy costs such as copper, zinc, lead, electricity and natural gas to provide a measure of stability in managing our exposure to price fluctuations associated with forecasted purchases of raw materials and energy used in our manufacturing process.  At December 31, 2015, we had open positions in futures contracts through 2021.  If all open futures contracts had been settled on December 31, 2015, we would have recognized a pretax loss of $11.4 million.

If commodity prices were to remain at December 31, 2015 levels, approximately $5.0 million of deferred losses would be reclassified into earnings during the next twelve months.  The actual effect on earnings will be dependent on actual commodity prices when the forecasted transactions occur.

Fair Value Hedges

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings.  We include the gain or loss on the hedged items (fixed-rate borrowings) in the same line item, interest expense, as the offsetting loss or gain on the related interest rate swaps.  We had no interest rate swaps designated as fair value hedges as of December 31, 2015 and 2014.

In June 2012, we terminated $73.1 million of interest rate swaps with Wells Fargo that had been entered into on the SunBelt Notes in May 2011. The result was a gain of $2.2 million which will be recognized through 2017. As of December 31, 2015, $0.4 million of this gain was included in long-term debt.

We use interest rate swaps as a means of managing interest expense and floating interest rate exposure to optimal levels.  These interest rate swaps are treated as fair value hedges.  The accounting for gains and losses associated with changes in fair value of the derivative and the effect on the consolidated financial statements will depend on the hedge designation and whether the hedge is effective in offsetting changes in fair value of cash flows of the asset or liability being hedged.

Financial Statement Impacts

We present our derivative assets and liabilities in our consolidated balance sheets on a net basis whenever we have a legally enforceable master netting agreement with the counterparty to our derivative contracts.  We use these agreements to manage and substantially reduce our potential counterparty credit risk.

The following table summarizes the location and fair value of the derivative instruments on our consolidated balance sheets.  The table disaggregates our net derivative assets and liabilities into gross components on a contract-by-contract basis before giving effect to master netting arrangements:

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
		December 31,			December 31,
Derivatives Designated as Hedging Instruments	Balance Sheet Location	2015	2014	Balance Sheet Location	2015	2014
		($ in millions)			($ in millions)
Interest rate contracts	Other current assets	$—	$—	Current installments of long-term debt	$1.2	$—
Interest rate contracts	Other assets	—	—	Long-term debt	0.4	4.5
Commodity contracts – losses	Other current assets	—	—	Accrued liabilities	11.5	7.2
Commodity contracts – gains	Other current assets	—	—	Accrued liabilities	(0.1)	(0.1)
		$—	$—		$13.0	$11.6
Derivatives Not Designated as Hedging Instruments
Interest rate contracts – gains	Other current assets	$1.2	$—	Accrued liabilities	$—	$—
Interest rate contracts – losses	Other current assets	(0.1)	—	Accrued liabilities	—	—
Interest rate contracts – gains	Other assets	—	4.3	Other liabilities	—	—
Interest rate contracts – losses	Other assets	—	(0.8)	Other liabilities	—	—
Commodity contracts – losses	Other current assets	—	—	Accrued liabilities	0.2	1.5
Foreign exchange contracts – gains	Other current assets	0.1	—	Accrued liabilities	—	—
		$1.2	$3.5		$0.2	$1.5
Total derivatives(1)		$1.2	$3.5		$13.2	$13.1

(1)	Does not include the impact of cash collateral received from or provided to counterparties.

The following table summarizes the effects of derivative instruments on our consolidated statements of operations:

		Amount of Gain (Loss)
		Years Ended December 31,
	Location of Gain (Loss)	2015	2014	2013
Derivatives – Cash Flow Hedges		($ in millions)
Recognized in other comprehensive loss (effective portion)	———	$(13.9)	$(10.2)	$(7.7)
Reclassified from accumulated other comprehensive loss into income (effective portion)	Cost of goods sold	$(9.7)	$(1.8)	$(1.4)
Derivatives – Fair Value Hedges
Interest rate contracts	Interest expense	$2.8	$2.9	$2.9
Derivatives Not Designated as Hedging Instruments
Commodity contracts	Cost of goods sold	$(2.2)	$1.4	$0.4
Foreign exchange contracts	Selling and administration	0.1	—	—
		$(2.1)	$1.4	$0.4

The ineffective portion of changes in fair value resulted in zero charged or credited to earnings for the years ended December 31, 2015, 2014 and 2013.

Credit Risk and Collateral

By using derivative instruments, we are exposed to credit and market risk.  If a counterparty fails to fulfill its performance obligations under a derivative contract, our credit risk will equal the fair-value gain in a derivative.  Generally, when the fair value of a derivative contract is positive, this indicates that the counterparty owes us, thus creating a repayment risk for us.  When the fair value of a derivative contract is negative, we owe the counterparty and, therefore, assume no repayment risk.  We minimize the credit (or repayment) risk in derivative instruments by entering into transactions with high-quality counterparties.  We monitor our positions and the credit ratings of our counterparties, and we do not anticipate non-performance by the counterparties.

Based on the agreements with our various counterparties, cash collateral is required to be provided when the net fair value of the derivatives, with the counterparty, exceed a specific threshold.  If the threshold is exceeded, cash is either provided by the counterparty to us if the value of the derivatives is our asset, or cash is provided by us to the counterparty if the value of the derivatives is our liability.  As of December 31, 2015, the amount recognized in accrued liabilities for cash collateral provided by us to counterparties was $5.6 million. As of December 31, 2014, this threshold was not exceeded.  In all instances where we are party to a master netting agreement, we offset the receivable or payable recognized upon payment of cash collateral against the fair value amounts recognized for derivative instruments that have also been offset under such master netting agreements.